Prospectus 2 [Member] Shareholder Fees - Prospectus 2 - Putnam Mortgage Opportunities Fund - Class I	May 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%